Other Acquisitions (Acquisitions, Excluding Merger [Member])	12 Months Ended
Dec. 28, 2014
Acquisitions, Excluding Merger [Member]
Business Acquisition [Line Items]
Other Acquisitions
Other Acquisitions
During Fiscal 2013, the H. J. Heinz Company acquired an additional 15% interest in Coniexpress S.A. Industrias Alimenticias (“Coniexpress”), a leading Brazilian manufacturer of the Quero® brand of tomato-based sauces, tomato paste, ketchup, condiments and vegetables for $80 million. Prior to this transaction, the H. J. Heinz Company owned 80% of Coniexpress. See Note 19 for further details regarding this redeemable noncontrolling interest.
In Fiscal 2011, the H. J. Heinz Company acquired Foodstar Holding Pte (“Foodstar”), a manufacturer of soy sauces and fermented bean curd in China, which included a potential earn-out payment contingent upon certain net sales and EBITDA (earnings before interest, taxes, depreciation and amortization) targets during Fiscals 2013 and 2014. During the third quarter of Fiscal 2013, the H. J. Heinz Company renegotiated the terms of the earn-out agreement in order to give the H. J. Heinz Company additional flexibility in the future for growing its business in China, one of its largest and most important emerging markets. This renegotiation resulted in the settlement of the earn-out for a cash payment of $60 million, of which $15 million was reported in cash from operating activities and $45 million was reported in cash from financing activities on the consolidated cash flow statement for the year ended April 28, 2013. In addition, the H. J. Heinz Company incurred a $12 million charge in the year ended April 28, 2013, which was recorded in SG&A on the consolidated income statement and in the Non-Operating segment, for the difference between the settlement amount and current carrying value of the earn-out as reported on the H. J. Heinz Company's balance sheet at the date of this transaction.
In Fiscal 2012, the H. J. Heinz Company acquired an additional 10% interest in P.T. Heinz ABC Indonesia for $54 million. P.T. Heinz ABC Indonesia is an Indonesian subsidiary of the H. J. Heinz Company that manufacturers Asian sauces and condiments as well as juices and syrups. Prior to the transaction, the H. J. Heinz Company owned 65% of this business.